Revenue from Contracts with Customers: Airports law and regulations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contracts with Customers
Revenue	$ 25,313,882	$ 18,784,661	$ 12,624,731
Commercial services	5,932,414	4,376,269	2,544,474
Revenue for construction services	2,692,694	3,146,166	3,657,086
Regulated services:
Revenue from Contracts with Customers
Revenue	14,485,828	9,694,640	5,637,758
Regulated services: | Passenger fees
Revenue from Contracts with Customers
Revenue	10,795,615	6,767,394	3,476,804
Regulated services: | Landing fees
Revenue from Contracts with Customers
Revenue	1,277,251	1,075,198	983,173
Regulated services: | Platform
Revenue from Contracts with Customers
Revenue	751,464	592,671	395,432
Regulated services: | Security services
Revenue from Contracts with Customers
Revenue	134,364	88,758	46,553
Regulated services: | Baggage inspection fees
Revenue from Contracts with Customers
Revenue	353,638	251,956	140,502
Regulated services: | Passenger walkway
Revenue from Contracts with Customers
Revenue	644,356	562,192	333,134
Regulated services: | Passengers documentation counters
Revenue from Contracts with Customers
Revenue	29,841	20,187	9,383
Regulated services: | Other airport services
Revenue from Contracts with Customers
Revenue	499,299	336,284	252,777
Non regulated services:
Revenue from Contracts with Customers
Commercial services	5,932,414	4,376,269	2,544,474
Revenue	8,135,360	5,943,855	3,329,887
Non regulated services: | Retail stores
Revenue from Contracts with Customers
Revenue	1,422,651	1,004,332	461,502
Non regulated services: | Access fees on nonpermanent ground transportation
Revenue from Contracts with Customers
Revenue	82,857	59,625	29,967
Non regulated services: | Car parking and related access fees
Revenue from Contracts with Customers
Revenue	416,767	316,356	171,193
Non regulated services: | Other airport services
Revenue from Contracts with Customers
Revenue	280,671	187,273	122,751
Non regulated services: | Non-regulated services excluding commercial services
Revenue from Contracts with Customers
Revenue	$ 2,202,946	$ 1,567,586	$ 785,413